Condensed Consolidating Financial Information (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	May. 06, 2015	Jun. 30, 2014
Condensed Financial Statements Captions [Line Items]
Debt obligations	$ 3,744.1	$ 3,752.4		$ 3,260.8
10.125% Senior Notes due 2020 [Member] | Unsecured Debt [Member]
Condensed Financial Statements Captions [Line Items]
Debt obligations	325.6	325.6		$ 500.0
6.00% Senior Notes due 2023 [Member] | Unsecured Debt [Member]
Condensed Financial Statements Captions [Line Items]
Debt obligations	1,430.0	1,430.0
6.375% Senior Notes due 2025 [Member] | Unsecured Debt [Member]
Condensed Financial Statements Captions [Line Items]
Debt obligations	$ 350.0	$ 350.0	$ 344.5